Note 19 - Trade and Other Receivables - Analysis of Trade Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Trade and other receivables	$ 3,866	$ 4,959	$ 3,119
Less: credit note provision	0	0	(7)
Total	$ 3,866	$ 4,959	$ 3,112